OTHER LONG-TERM LIABILITIES	6 Months Ended
Jun. 30, 2020
OTHER LONG-TERM LIABILITIES

13   OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of
	December 31, 2019	June 30, 2020

Consideration payable for acquisitions	23,062	19,655
Payables for purchase of property and equipment	231,459	185,310
Deferred revenue – non-current (Note 4)	15,419	14,865
Deferred government grants	6,507	6,196
Interest rate swap contracts (Note 15)	10,408	—
Asset retirement obligations	52,441	62,719
Others	6,241	9,589

Total	345,537	298,334